Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
The following tables present notional amounts and fair values of derivatives outstanding as of December 31, 2022 and 2021:

	As of December 31,
	2022		2021
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative assets not designated as accounting cash flow hedges:
Interest rate caps	$1,727,500	$76,639	$2,703,500	$14,203
Derivative assets designated as accounting cash flow hedges:
Interest rate swaps	$2,516,000	$74,292	$—	$—
Interest rate caps	1,125,000	61,062	475,000	2,706
Total derivative assets		$211,993		$16,909

(a)The notional amount is excluded for caps and swaps which are not yet effective.

	As of December 31,
	2022		2021
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative liabilities not designated as accounting cash flow hedges:
Interest rate swaps	$—	$—	$500,000	$6,627
Derivative liabilities designated as accounting cash flow hedges:
Interest rate swaps	$—	$—	$2,616,000	$64,570
Total derivative liabilities		$—		$71,197
(a)The notional amount is excluded for swaps which are not yet effective.
Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)
We recorded the following in other comprehensive gain or loss related to derivative financial instruments for the years ended December 31, 2022, 2021 and 2020:

	Year Ended December 31,
	2022	2021	2020
Gain (Loss)
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges:
Interest rate swaps	$138,589	$87,800	$(62,967)
Interest rate caps	38,120	2,193	(5,846)
Derivative premium and amortization	4,777	3,437	1,597
Income tax effect	(22,686)	(11,679)	8,402
Net gain (loss) on derivatives, net of tax	$158,800	$81,751	$(58,814)

Derivative Instruments, Gain (Loss)
The following table presents the effect of derivatives recorded in interest expense in our Consolidated Income Statements for the years ended December 31, 2022, 2021 and 2020.

	Year Ended December 31,
	2022	2021	2020
Gain (Loss)
Derivatives not designated as accounting hedges:
Interest rate caps and swaps	$69,336	$19,718	$(14,369)
Reclassification to Consolidated Income Statements:
Reclassification of amounts previously recorded in AOCI	17,909	(76,682)	(53,539)
Gain (loss) recognized in interest expense	$87,245	$(56,964)	$(67,908)